ACQUISITION AND OTHER VENTURE	12 Months Ended
Dec. 31, 2019
ACQUISITION AND OTHER VENTURE [abstract]
Disclosure of acquisition and other venture
4.	ACQUISITION AND OTHER VENTURE

On June 7, 2019, the Company and CEPR, a wholly-owned subsidiary of the Company, entered into a share purchase agreement with Joint Stock Company Novatek (“JSC Novatek”) and Ekropromstroy Limited Liability Company ("Ekropromstroy"), a wholly-owned subsidiary of JSC Novatek, pursuant to which, CEPR shall acquire a 10% equity interest in Arctic LNG 2 LLC held by Ekropromstroy. The acquisition was completed on July 19, 2019. The Company has the ability to participate in the financial and operating policy decisions through the voting power of its share ownership interest at general meetings of shareholders, which is the decision-making institution of Arctic LNG 2 LLC. It is therefore determined that the Company has significant influence, and recognized Arctic LNG 2 LLC as an associate and accounted for its participation interest using the equity method. The total consideration comprises a cash consideration of USD903 million which has been paid, a deferred consideration of USD820 million over 2020 and a series of contingent payments, which are capped at USD 920 million, based on the date on which the LNG facility train 1 achieves operational start-up and future oil prices.

On August 1, 2019, CNOOC China, a wholly-owned subsidiary of the Company, entered into an equity transfer agreement with CNOOC, pursuant to which, CNOOC China shall acquire the 100% equity interest in China United Coalbed Methane Corporation Limited ("CUCBM") held by CNOOC at a total consideration of approximately RMB5.335 billion, which was settled in cash by CNOOC China. The acquisition was completed on October 11, 2019 and CUCBM becomes an indirect wholly-owned subsidiary of the Company.

Since the Group and CUCBM are under common control of CNOOC, the Group’s acquisition of CUCBM has been accounted for as a combination of entities under common control. Accordingly, the assets and liabilities of CUCBM have been accounted for at historical amounts and consolidated financial statements of the Group prior to the acquisition are combined with the financial statements of CUCBM. The consideration for the acquisition is accounted for as an equity transaction in the consolidated statement of changes in equity.

The consolidated statements of profit or loss and other comprehensive income for the year ended December 31, 2018 and 2017 and the consolidated statement of financial position as at December 31, 2018 have been restated, the restated amounts presented and the amounts previously reported in the consolidated financial statements of the Group in 2018 are set out below:

	Amounts previously reported	Impact of business combination under common control	Amounts restated

Consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2018
Revenue	226,963	748	227,711
Profit before tax	75,177	(20)	75,157
Profit for the year	52,688	(13)	52,675

Consolidated statement of financial position as at December 31, 2018
Total assets	678,779	7,602	686,381
Total liabilities	261,414	5,057	266,471
Total Equity	417,365	2,545	419,910

For the periods presented, all significant transactions and balances between the Group and CUCBM have been eliminated on combination.